INCOME TAXES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Statutory federal tax rate	34.00%	34.00%	34.00%
Deferred tax assets	$ 9,800,000	$ 11,247,000
Net operating loss carryforwards	$ 26,636,000	$ 28,528,000
Expiration date	Jan. 01, 2015	Jan. 01, 2025